INVESTMENT IN ASSOCIATE - Carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance as at January 1	$ 146.0	$ 0.0
Acquisition of interest in Leagold (Note 6)	0.0	140.5
Share of (loss) earnings of associate (Note 24)	(16.3)	5.5
Company's share of other comprehensive loss of Leagold	(9.4)	0.0
Balance as at December 31	$ 120.3	$ 146.0